Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments - Arbitration Proceedings - Additional Information (Detail) S/ in Millions	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2011 PEN (S/)	Dec. 31, 2011 USD ($)
Disclosure Of Other Provisions [Line Items]
Provisions		$ 538,500,000
Administrative Claim | Edesur S.A.
Disclosure Of Other Provisions [Line Items]
Gain contingency	$ 48,114,773,121	$ 1,277,337,463
Enel Generacin Peru [Member] | Lawsuits And Arbitrations Proceedings
Disclosure Of Other Provisions [Line Items]
Provisions			S/ 16,826	$ 4,980,000